Variable Interest Entities - Unconsolidated VIEs (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
VARIABLE INTEREST ENTITY
Total VIE Assets	$ 366,691	$ 360,322	$ 425,431	$ 422,435
Other investments	10,496	10,418	10,567
Unconsolidated VIE
VARIABLE INTEREST ENTITY
Total VIE Assets	376,688	376,055	309,866
Maximum Exposure to Loss, On-Balance Sheet	5,649	5,575	4,459
Maximum Exposure to Loss, Off-Balance Sheet	2,832	2,784	2,452
Total	8,481	8,359	6,911
Other investments	5,600	5,600	4,500
Unconsolidated VIE | Real Estate and Investment Entities
VARIABLE INTEREST ENTITY
Total VIE Assets	376,688	376,055	309,866
Maximum Exposure to Loss, On-Balance Sheet	5,649	5,575	4,459
Maximum Exposure to Loss, Off-Balance Sheet	2,832	2,784	2,452
Total	$ 8,481	$ 8,359	$ 6,911